Other non-current liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Other non-current liabilities [Abstract]
Accruals	$ 31.3	$ 39.9
Total other non-current liabilities	31.3	39.9
Accrued employee benefit liability	$ 31.3	$ 30.6